Financial Instruments	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Financial Instruments	Financial Instruments
The Plan accounts for investments at fair value. The hierarchy below lists three levels of fair value based on the extent to which inputs used in measuring fair value are observable in the market. The Plan categorizes each of its fair value measurements in one of these three levels based on the lowest level input that is significant to the fair value measurement in its entirety. These levels are:
•Level 1—inputs are based upon unadjusted quoted prices for identical instruments in active markets. The Plan’s Level 1 investments primarily include: mutual funds, index funds, money market funds, and the Company's common stock.
•Level 2—inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques (e.g. the Black-Scholes model) for which all significant inputs are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Where applicable, these models project future cash flows and discount the future amounts to a present value using market-based observable inputs including interest rate curves, credit spreads, foreign exchange rates, and forward and spot prices for currencies and commodities. The Plan currently holds a single level 2 investment in a common and collective trust.
•Level 3—inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset. The fair values are therefore determined using model-based techniques, including option pricing models and discounted cash flow models. As of December 31, 2025 and 2024, the Plan did not hold any financial instruments categorized as Level 3.

Mutual funds are valued at the closing price as reported by the fund. Common stocks are valued at the closing price reported on the active markets on which the individual securities are traded. Self-directed brokerage account holdings include a variety of common stocks and mutual funds.

Investments in the common and collective trust is valued at the net asset value (NAV) of units of a bank collective trust. NAV is readily determinable fair value and is the basis for current transactions. Participant transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of a common and collective trust, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner.

Disclosures concerning assets measured at fair value are presented below. The Plan has no liabilities measured at fair value.

	December 31, 2025
	Level 1	Level 2	Total
Mutual funds	$381,128,925	$—	$381,128,925
Common and collective trust	—	7,758,436	7,758,436
Common stock of The Andersons, Inc.	7,641,629	—	7,641,629
Self-directed brokerage accounts	9,456,839	—	9,456,839
Total investments, at fair value	$398,227,393	$7,758,436	$405,985,829

	December 31, 2024
	Level 1	Level 2	Total
Mutual funds	$333,912,361	$—	$333,912,361
Common and collective trust	—	9,005,262	9,005,262
Common stock of The Andersons, Inc.	6,261,039	—	6,261,039
Self-directed brokerage accounts	9,232,237	—	9,232,237
Total investments, at fair value	$349,405,637	$9,005,262	$358,410,899
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while Plan management believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date. There were no transfers between fair value levels for the year ended December 31, 2025.